Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
(8) Derivative Financial Instruments

Our segments are subject to price fluctuations caused by supply conditions, weather, economic conditions, interest rate fluctuations and other factors. To manage price risk on crude oil and other inventories and to fix margins on certain future production, the Petroleum Segment from time to time enters into various commodity derivative transactions. The Petroleum Segment holds derivative instruments, such as exchange-traded crude oil futures and certain over-the-counter forward swap agreements, which it believes provide an economic hedge on future transactions, but such instruments are not designated as hedges under GAAP. There are no premiums paid or received at inception of the derivative contracts and upon settlement. The Petroleum Segment may enter into forward purchase or sale contracts associated with RINs. As of December 31, 2018, the Petroleum Segment had open commitments to purchase 27 million 2019 year RINs at $4 million and 8 million 2018 year RINs for $3 million.

Commodity derivatives include commodity swaps and forward purchase and sale commitments. There were no outstanding commodity swap positions as of December 31, 2018.

The following outlines the gains (losses) recognized on the Company’s derivative activities, all of which are recorded in Cost of Materials and Other on the Consolidated Statements of Operations:

Gain (Loss) on Derivatives by Type
	Year Ended December 31,
(in millions)	2018	2017	2016
Forward purchases	$103	$(26)	$—
Swaps	44	(43)	(19)
Futures	(1)	(1)	—
Total gain (loss) on derivatives, net	$146	$(70)	$(19)

The following outlines the open positions (in millions of barrels) held by the Petroleum Segment as of December 31, 2018 and 2017:

Open Commodity Derivative Instruments
	Year Ended December 31,
	2018	2017
Commodity Swap Instruments:
2-1-1 Crack spreads	—	7
Distillate Crack spreads	—	4
Gasoline Crack spreads	—	4
Purchase and Sale Commitments - Futures Contracts:
Canadian crude oil	2	6

Offsetting Assets and Liabilities

The Company elected to offset the fair value amounts recognized for multiple derivative contracts executed with the same counterparty. These amounts are recognized as current assets and current liabilities within the prepaid expenses and other current assets and accrued expenses and other current liabilities financial statement line items, respectively, in the Consolidated Balance Sheets as follows:

	Derivative Assets		Derivative Liabilities
	December 31,		December 31,
(in millions)	2018	2017	2018	2017
Commodity Derivatives	$8	$7	$1	$71
Less: Counterparty Netting	(1)	(7)	(1)	(7)
Total Net Fair Value of Derivatives	$7	$—	$—	$64

In accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures (“ASC 820”), the Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets, liabilities or a group of assets or liabilities, such as a business.

ASC 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities)

•	Level 3 — Significant unobservable inputs (including the Company’s own assumptions in determining the fair value)

The following table sets forth the assets and liabilities measured or disclosed at fair value on a recurring basis, by input level, as of December 31, 2018 and 2017:

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Location and Description
Cash equivalents	$50	$—	$—	$50
Other current assets (commodity derivatives)	—	7	—	7
Total Assets	$50	$7	$—	$57
Other current liabilities (Renewable Fuel Standard “RFS” obligation)	—	(2)	—	(2)
Long-term debt	—	(1,163)	—	(1,163)
Total Liabilities	$—	$(1,165)	$—	$(1,165)

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Location and Description
Cash equivalents	$15	$—	$—	$15
Total Assets	$15	$—	$—	$15
Other current liabilities (commodity derivatives)	$—	$(64)	$—	$(64)
Other current liabilities (RFS obligation)	—	(1)	—	(1)
Long-term debt	—	(1,209)	—	(1,209)
Total Liabilities	$—	$(1,274)	$—	$(1,274)

As of December 31, 2018 and 2017, the only financial assets and liabilities that are measured at fair value on a recurring basis are the Company’s cash equivalents, derivative instruments, and the RFS obligation. The Petroleum Segment’s commodity derivative contracts and RFS obligation, which use fair value measurements and are valued using broker quoted market prices of similar instruments, are considered Level 2 inputs. The Company had no transfers of assets or liabilities between any of the above levels during the year ended December 31, 2018.